Schedule of Investments (unaudited)	iShares® MSCI Germany Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Hensoldt AG	11,212	$188,680
OHB SE	1,463	64,896
		253,576
Auto Components — 0.7%
ElringKlinger AG(a)(b)	7,612	145,327
SAF-Holland SE(a)	12,119	199,114
		344,441
Biotechnology — 1.7%
MorphoSys AG(a)	8,807	773,302

Building Products — 0.4%
Steico SE	1,504	170,864

Capital Markets — 1.8%
AURELIUS Equity Opportunities SE & Co. KGaA	8,283	267,587
Deutsche Beteiligungs AG	3,514	149,619
flatexDEGIRO AG(a)	2,184	273,771
MLP SE	17,513	159,104
		850,081
Chemicals — 3.0%
K+S AG, Registered(a)	51,272	708,610
Wacker Chemie AG	4,191	698,468
		1,407,078
Commercial Services & Supplies — 2.5%
Befesa SA(c)	9,128	659,808
Bilfinger SE	7,671	248,533
Cewe Stiftung & Co. KGaA	1,485	240,485
		1,148,826
Communications Equipment — 0.3%
ADVA Optical Networking SE(a)	11,459	155,387

Construction & Engineering — 1.0%
HOCHTIEF AG	5,686	476,898

Diversified Financial Services — 1.9%
GRENKE AG(b)	7,448	339,956
Hypoport SE(a)	958	529,224
		869,180
Electrical Equipment — 4.2%
Nordex SE(a)	20,363	471,344
OSRAM Licht AG(a)	7,792	496,850
PNE AG	9,203	81,373
SGL Carbon SE(a)	16,330	131,795
Varta AG(a)(b)	4,871	748,116
		1,929,478
Electronic Equipment, Instruments & Components — 1.5%
Basler AG	981	129,198
Jenoptik AG	13,752	405,108
LPKF Laser & Electronics AG(b)	6,540	181,767
		716,073
Entertainment — 2.8%
Borussia Dortmund GmbH & Co. KGaA(a)(b)	17,192	126,597
CTS Eventim AG & Co. KGaA(a)	15,411	1,055,344
Media and Games Invest PLC(a)	18,904	99,519
		1,281,460
Equity Real Estate Investment Trusts (REITs) — 2.1%
alstria office REIT-AG	42,845	778,213
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hamborner REIT AG	18,285	$204,260
		982,473
Food & Staples Retailing — 0.9%
METRO AG	33,649	431,419

Food Products — 1.3%
KWS Saat SE & Co. KGaA	3,083	284,422
Suedzucker AG(b)	19,078	318,772
		603,194
Health Care Equipment & Supplies — 1.8%
Draegerwerk AG & Co. KGaA	814	72,852
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,978	444,796
Stratec SE	2,100	302,180
		819,828
Health Care Providers & Services — 0.2%
Medios AG(a)	2,705	112,648

Health Care Technology — 1.3%
CompuGroup Medical SE & Co. KgaA	7,202	594,631

Hotels, Restaurants & Leisure — 0.4%
Zeal Network SE	3,886	187,289

Independent Power and Renewable Electricity Producers — 1.0%
Encavis AG(b)	25,870	470,119

Industrial Conglomerates — 3.2%
Indus Holding AG	4,569	191,818
MBB SE	566	89,710
Rheinmetall AG	11,652	1,205,575
		1,487,103
Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	6,257	145,430

Interactive Media & Services — 0.5%
New Work SE	750	213,064

Internet & Direct Marketing Retail — 4.2%
Global Fashion Group SA(a)	20,098	289,936
Home24 SE(a)(b)	7,025	148,374
Shop Apotheke Europe NV(a)(c)	3,603	670,944
Takkt AG	8,758	147,578
Westwing Group AG(a)	3,069	190,867
zooplus AG(a)	1,718	490,652
		1,938,351
IT Services — 3.4%
Adesso SE	760	119,796
CANCOM SE	10,330	609,992
Datagroup SE(a)	1,114	87,349
Nagarro SE(a)	2,279	249,566
S&T AG(a)(b)	13,234	331,880
Secunet Security Networks AG	347	168,363
		1,566,946
Life Sciences Tools & Services — 5.4%
Evotec SE(a)	35,244	1,554,373
Gerresheimer AG	8,404	926,988
		2,481,361
Machinery — 7.4%
Deutz AG(a)	32,265	275,817
Duerr AG	13,912	570,249
JOST Werke AG(c)	3,779	253,917

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Koenig & Bauer AG(a)	3,848	$136,345
Krones AG	3,820	361,420
Norma Group SE	8,547	491,436
Pfeiffer Vacuum Technology AG	1,107	218,959
Stabilus SA	6,594	554,694
Vossloh AG	2,344	122,068
Wacker Neuson SE	8,426	253,019
Washtec AG	2,985	193,328
		3,431,252
Media — 3.5%
ProSiebenSat.1 Media SE(a)	43,653	984,099
Stroeer SE & Co. KGaA	7,589	619,784
		1,603,883
Metals & Mining — 5.2%
Aurubis AG	8,426	803,122
Salzgitter AG(a)	9,626	313,669
thyssenkrupp AG(a)	108,219	1,273,839
		2,390,630
Oil, Gas & Consumable Fuels — 0.9%
CropEnergies AG	7,158	96,565
VERBIO Vereinigte BioEnergie AG	5,887	331,953
		428,518
Pharmaceuticals — 0.9%
Dermapharm Holding SE	5,031	425,510

Professional Services — 0.8%
Amadeus Fire AG	1,539	285,243
Bertrandt AG	1,489	96,189
		381,432
Real Estate Management & Development — 8.7%
ADLER Group SA(a)(c)	20,464	640,840
Corestate Capital Holding SA(a)(b)	5,966	87,885
Deutsche EuroShop AG(a)	13,195	312,022
DIC Asset AG	11,833	215,070
Grand City Properties SA	27,612	786,391
Instone Real Estate Group AG(a)(c)	12,618	399,293
PATRIZIA AG	12,327	366,769
TAG Immobilien AG	39,187	1,235,229
		4,043,499
Road & Rail — 1.3%
Sixt SE(a)	3,663	579,622

Semiconductors & Semiconductor Equipment — 6.9%
AIXTRON SE	30,261	622,464
Dialog Semiconductor PLC(a)	19,506	1,549,857
Elmos Semiconductor SE.	2,472	107,014
Siltronic AG	4,419	750,653
SMA Solar Technology AG(a)	2,779	154,725
		3,184,713
Software — 1.8%
Exasol AG(a)	3,915	81,160
Northern Data AG(a)	1,317	148,739
Software AG	13,883	618,475
		848,374
Specialty Retail — 1.4%
Ceconomy AG(a)	42,857	245,463
Hornbach Baumarkt AG	2,123	97,990
Security	Shares	Value

Specialty Retail (continued)
Hornbach Holding AG & Co. KGaA	2,563	$283,580
		627,033
Textiles, Apparel & Luxury Goods — 2.0%
Hugo Boss AG	16,016	906,485

Thrifts & Mortgage Finance — 1.8%
Aareal Bank AG	15,980	404,652
Deutsche Pfandbriefbank AG(c)	35,900	426,808
		831,460
Trading Companies & Distributors — 1.0%
BayWa AG	3,821	184,750
Kloeckner & Co. SE(a)	19,972	275,169
		459,919
Transportation Infrastructure — 2.0%
Fraport AG Frankfurt Airport Services Worldwide(a)	9,908	700,621
Hamburger Hafen und Logistik AG	7,656	201,505
		902,126
Wireless Telecommunication Services — 2.8%
1&1 Drillisch AG	11,870	377,594
Freenet AG	34,275	938,782
		1,316,376
Total Common Stocks — 96.7%
(Cost: $38,341,154)		44,771,332

Preferred Stocks

Construction Materials — 0.3%
STO SE & Co. KGaA, Preference Shares, NVS	678	146,176

Health Care Equipment & Supplies — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,296	208,869

Machinery — 1.4%
Jungheinrich AG, Preference Shares, NVS	12,859	656,331

Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	4,425	405,884

Total Preferred Stocks — 3.1%
(Cost: $1,146,001)		1,417,260

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	2,603,007	2,604,569
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10,000	10,000
		2,614,569
Total Short-Term Investments — 5.6%
(Cost: $2,613,498)		2,614,569

Total Investments in Securities — 105.4%
(Cost: $42,100,653)		48,803,161

Other Assets, Less Liabilities — (5.4)%		(2,519,936)

Net Assets — 100.0%		$46,283,225

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2021

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,913,301	$692,652	(a)	$—	$(993)	$(391)	$2,604,569	2,603,007	$115,878	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	5		—
					$(993)	$(391)	$2,614,569		$115,883		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	06/18/21	$49	$1,319

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,384,226	$38,387,106	$—	$44,771,332
Preferred Stocks	355,045	1,062,215	—	1,417,260
Money Market Funds	2,614,569	—	—	2,614,569
	$9,353,840	$39,449,321	$—	$48,803,161
Derivative financial instruments(a)
Assets
Futures Contracts	$1,319	$—	$—	$1,319

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust